Property and Equipment	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Property and Equipment
5	Property and equipment

	(Restated- Note 3) 2020 $	(Restated- Note 3) 2019 $

Medical equipment	62,405,632	60,266,531
Equipment under finance leases	23,168,355	14,971,916
Leasehold improvements	19,360,169	17,393,839
Furniture and fixtures	1,479,320	1,088,236
Office equipment	211,032	214,612
Computer equipment	240,919	194,770

Total property and equipment – cost	106,865,427	94,129,904
Less: Accumulated depreciation	(43,151,918)	(29,953,109)

Total property and equipment – net	63,713,509	64,176,795

As at December 31, 2020, the equipment under finance leases had a net book value of $14,981,186 (2019 - $9,404,765). Depreciation expense for the twelve months ended December 31, 2020 was $14,370,332 (restated) (2019 – $11,609,821 (restated)). As part of ongoing operations, during the twelve months ended December 31, 2020, the Company had net disposals of $1,557,819 (restated) (2019 – $992,533 (restated)). The loss on these disposals was $1,327,488 (restated) (2019 - $893,883 (restated)) and is included in the consolidated statements of operations and comprehensive income (loss) in the expense category “financial instruments revaluation and other gains (losses)” and in note 22.